Earnings per Share	9 Months Ended
Jul. 31, 2024
Earnings per Share [Abstract]
Earnings per Share
NOTE 18: EARNINGS PER SHARE
Basic earnings per share is calculated by

dividing net income attributable to common

shareholders by the weighted-average number

of common shares
outstanding for the period.

Diluted earnings per share is calculated using

the same method as basic earnings per

share except that certain adjustments are made

to net income
attributable to common shareholders and

the weighted-average number of shares outstanding

for the effects of all dilutive potential common

shares that are
assumed to be issued by the Bank.

The following table presents the Bank’s basic and

diluted earnings per share for the three and

nine months ended July 31, 2024 and

July 31, 2023.
Basic and Diluted Earnings Per Share 1
(millions of Canadian dollars, except

as noted)
For the three months ended For the nine months ended
July 31 July 31 July 31 July 31
2024 2023 2024 2023
Basic earnings (loss) per share
Net income (loss) attributable to common

shareholders
$ (250) $ 2,807 $ 4,874 $ 7,401
Weighted-average number of common shares outstanding

(millions)
1,747.8 1,834.8 1,762.4 1,827.9
Basic earnings (loss) per share (Canadian dollars) $ (0.14) $ 1.53 $ 2.77 $ 4.05
Diluted earnings (loss) per share
Net income (loss) attributable to common

shareholders

$ (250) $ 2,807 $ 4,874 $ 7,401
Net income (loss) attributable to common

shareholders including impact of dilutive
securities
securities (250) 2,807 4,874 7,401
Weighted-average number of common shares outstanding

(millions)
1,747.8 1,834.8 1,762.4 1,827.9
Effect of dilutive securities
Stock options potentially exercisable (millions) 2 0.8 1.5 1.2 2.0
Weighted-average number of common shares outstanding

– diluted (millions)
1,748.6 1,836.3 1,763.6 1,829.9
Diluted earnings (loss) per share (Canadian dollars)
2
$ (0.14) $ 1.53 $ 2.76 $ 4.04
Amounts for the three and nine months ended July 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 2 for details.
2

For the three and nine months ended July 31, 2024, the computation of diluted earnings per share excluded average options outstanding of
7.2

million and
6.8

million, respectively, with a
weighted-average exercise price of $ 89.16

and $
89.69
, respectively, as the option price was greater than

the average market price of the Bank’s common shares. For the three and nine months ended July 31, 2023, the computation of diluted earnings per share excluded average options outstanding of 4.9 million and
4.4

million, respectively, with a weighted-average
exercise price of $ 92.89

and $
93.16
, respectively, as the option price was greater

than the average market price of the Bank’s common shares.